Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Segment information
Schedule of freight revenues are disaggregated geographically by trade zone, reflecting the Group's service, provided throughout its global network

25           Segment information (cont’d)

Freight revenues are disaggregated geographically by trade zone, reflecting the Group’s service, provided throughout its global network, as follows:

	2021	2020	2019

	US $’000
Freight revenues from containerized cargo:
Pacific	5,278,838	1,860,554	1,365,757
Cross-Suez	1,254,226	392,679	328,444
Atlantic	960,744	577,443	571,206
Intra-Asia	1,714,571	453,127	372,894
Latin America	490,331	208,374	208,963
	9,698,710	3,492,177	2,847,264

Other revenues (*)	1,029,988	499,519	452,497
	10,728,698	3,991,696	3,299,761

(*)Mainly related to demurrage, value-added services and non-containerized cargo.